Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 23,062,754		$ 18,193,616	[1]	$ 8,294,804	[1]
Cost of revenue	(11,126,432)		(9,554,327)	[1]	(5,537,346)	[1]
Gross profit	11,936,322		8,639,289	[1]	2,757,458	[1]
Operating (Expenses) Income
General and administrative	(29,904,423)		(21,073,794)	[1]	(7,211,204)	[1]
Depreciation and amortization	(2,695,741)		(1,182,413)	[1]	(38,864)	[1]
Other operating income	34,794		144,396	[1]	490,300	[1]
Impairment loss	(15,371,643)		(28,246,010)	[1]		[1]
Gain on lease modification	308,763			[1]		[1]
(Loss) gains from foreign currency transactions	(375,407)		(619,267)	[1]	(166,174)	[1]
Total operating expenses, net	(48,003,657)		(50,977,088)	[1]	(6,925,942)	[1]
Loss from Operations	(36,067,335)		(42,337,799)	[1]	(4,168,484)	[1]
Other Income/(Expense)
Other Income	207,142		418,437	[1]		[1]
Revaluation adjustment of contingent liabilities	32,774,594		(13,838,197)	[1]		[1]
Other expense	(9,796)			[1]		[1]
Interest expense, net	(3,694,513)		(1,312,476)	[1]	(449,566)	[1]
Total Other Income/(Expense), net	29,277,427		(14,732,236)	[1]	(449,566)	[1]
Loss Before Income Tax	(6,789,908)		(57,070,035)	[1]	(4,618,050)	[1]
Income Tax Benefit	1,078,686		1,063,596	[1]	128,852	[1]
Net Loss	(5,711,222)	[2]	(56,006,439)	[1]	(4,489,198)	[1]
Other comprehensive loss:
Foreign currency translation	(203,832)		(290,184)	[1]	230,081	[1]
Total Comprehensive Loss	(5,915,054)		(56,296,623)	[1]	(4,259,117)	[1]
Net Loss is attributed to:
Owners of Genius Group Limited	(5,657,143)	[2]	(55,800,418)	[1]	(4,315,239)	[1]
Non-controlling interest	(54,079)	[2]	(206,021)	[1]	(173,959)	[1]
Total Comprehensive Loss is attributable to:
Owners of Genius Group Limited	(5,860,975)		(56,090,602)	[1]	(4,085,158)	[1]
Non-controlling interest	$ (54,079)		$ (206,021)	[1]	$ (173,959)	[1]
Basic earnings (loss) per share from continuing operations	$ (0.10)		$ (2.47)		$ (0.28)
Diluted earnings (loss) per share from continuing operations	$ (0.10)		$ (2.47)		$ (0.28)
Weighted-average number of shares outstanding, basic	55,501,971		22,634,366		16,155,812
Weighted-average number of shares outstanding, diluted	55,501,971	[2]	22,634,366		16,155,812
Number of shares outstanding, basic	73,873,784		27,705,227		16,155,812
Number of shares outstanding, diluted	73,873,784		27,705,227		16,155,812

[1]	Restatement details in Note 2
[2]	Restatement as per Note 2